Earnings Per Share Attributable to Ordinary Equity Holders of the Parent	12 Months Ended
Dec. 31, 2024
Earnings Per Share Attributable to Ordinary Equity Holders of the Parent [Abstract]
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
10.	EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT

The Company’s ordinary shares are divided into Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote and is not convertible into Class B ordinary share under any circumstances. Each Class B ordinary share is entitled to twenty votes and is convertible into one Class A ordinary share at any time by the holder thereof.

The basic earnings per share attributable to Class A ordinary equity holders and Class B ordinary equity holders are calculated by dividing the profit for the year attributable to Class A ordinary equity holders and Class B ordinary equity holders of the parent by the number of Class A ordinary shares and Class B ordinary shares, respectively.

For the year ended December 31, 2022, the computation of diluted earnings per share has not taken into account the effect of convertible bond which is anti-dilutive.

No diluted earnings per share for the year ended December 31, 2023 and 2024 were presented as there was no potential ordinary shares in issue during the year.

Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	For the year ended December 31,
	2024	2023	2022
Basic and diluted earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (US$)-basic Class A	28,389	76,720	65,527

Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (US$)-basic Class B	18,338	57,716	76,206

Denominator:
Weighted average number of Class A ordinary shares outstanding—basic	244,360,199	206,965,601	138,490,789

Weighted average number of Class B ordinary shares outstanding—basic	157,842,028	155,698,533	160,959,872

Basic earnings per share (US$) Class A	0.12	0.37	0.47

Basic earnings per share (US$) Class B	0.12	0.37	0.47

Other than disclosed above and disclosed elsewhere in these consolidated financial statements, there are no other outstanding potential dilutive shares in issue.